Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000256047
Shareholder Report [Line Items]
Fund Name	PLUS Korea Defense Industry Index ETF
Trading Symbol	KDEF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-900-0030
Additional Information Website	https://plusetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PLUS Korea Defense Industry Index ETF	$78	0.65%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through November 30, 2025. Expenses would be higher if the Fund had been in operations for the year.
Footnote**	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.65% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,349,456
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 198,424
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,349,456
Number of Portfolio Holdings	24
Total Advisory Fee Paid	$198,424
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Financials	2.3%
Health Care	2.4%
Materials	4.1%
Technology	4.4%
Consumer Discretionary	16.9%
Industrials	69.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hanwha Aerospace Company Ltd.	15.5%
Hyundai Rotem Company Ltd.	12.7%
Korea Aerospace Industries Ltd.	8.3%
Hyundai Wia Corporation	5.6%
LIG Nex1 Company Ltd.	5.1%
Samhyun Company Ltd.	5.0%
Poongsan Corporation	4.1%
Hanwha Systems Company Ltd.	4.0%
HJ Shipbuilding & Construction Company Ltd.	3.4%
Rainbow Robotics	3.1%

[1]	Annualized